Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Debt
On February 17, 2016, the Company closed a $10,000 loan facility, with an initial advance against this loan facility of $6,000, with Hercules Technology Growth Capital (“Hercules”). The loan bears a floating interest rate equal to the greater of either (i) 9.95% or (ii) the sum of 9.95% plus the United States prime rate minus 3.50%.   Total proceeds net of fees and issuance costs were $5,839.  Fees and issuance costs of $161, as well as fees of $231 that are payable to the lender at maturity, are recorded as a reduction in the carrying amount of long-term debt on our balance sheet and will be amortized to interest expense through the maturity date of September 1, 2019 using the effective interest method.  Interest amounts were payable monthly beginning on March 1, 2016 through the maturity date of September 1, 2019.  Initially, principal amounts were payable monthly beginning on April 1, 2017 through the maturity date. In 2016, the Company met certain terms in the loan agreement so that principal amounts became payable monthly beginning on July 1, 2017. The loan is collateralized by a security interest in all tangible assets. In addition, the Company is subject to certain financial reporting requirements and certain negative covenants requiring lender consent.  Additionally, HTGC shall have the right to participate in a future financing of up to $1,000 under the same terms and conditions and pricing afforded to other participants in that future financing.
In connection with the February 2016 HTGC loan, HTGC also had the right to purchase 80,000 shares of Series C preferred stock at $3.00 per share under the terms of a warrant agreement with the Company. The preferred stock warrant liability was recorded at fair value at the date of issuance of February 17, 2016 in the amount of $134 and recorded as a reduction in the carrying amount of long-term debt on our balance sheet. This discount of $134 will be amortized to interest expense through the loan maturity date of September 1, 2019 using the effective interest method.  The Company estimated the fair value of the preferred stock warrant liability at the end of each reporting period using the Black-Scholes model and recorded any changes in fair value to other income (expense), net on our statement of operations. See Note 10, Fair Value Measurements, for more information on the fair value of the preferred stock warrant liability. The warrant agreement to purchase shares of preferred stock was terminated on September 26, 2017 in connection with the Merger.
At September 30, 2017 and December 31, 2016, the carrying value of long-term debt is $5,221 and $5,667, respectively.
At September 30, 2017, the principal maturities of the long-term debt were as follows:

September 30, 2017
2017	$612
2018	2,620
2019	2,172
Principal balance outstanding	5,404
less: unamortized discount	(164)
less: unamortized debt issuance costs	(19)
Long-term debt	5,221
Current portion	2,551
Noncurrent portion	2,670

The Company paid interest on debt of $158 and $153 during the three months ended September 30, 2017 and 2016, respectively, and $470 and $327 during the nine months ended September 30, 2017 and 2016, respectively.

Debt
On February 17, 2016, the Company closed a $10,000 loan facility with Hercules Technology Growth Capital (HTGC) at a floating interest rate equal to the greater of either (i) 9.95% or (ii) the sum of 9.95% plus the United States prime rate minus 3.50%, with an initial advance against this loan facility of $6,000.  Total proceeds net of fees and issuance costs were $5,839. Fees and issuance costs of $161, as well as fees of $231 that are payable to the lender at maturity, are recorded as a reduction in the carrying amount of long-term debt on the Company’s balance sheet and will be amortized to interest expense through the maturity date of September 1, 2019 using the effective interest method. Interest amounts are payable monthly beginning on March 1, 2016 through the maturity date of September 1, 2019. Initially, principal amounts were payable monthly beginning on April 1, 2017 through the maturity date. In 2016, the Company met certain terms in the loan agreement so that principal amounts are payable monthly beginning on July 1, 2017. The loan is collateralized by a security interest in all tangible assets. In addition, the Company is subject to certain financial reporting requirements and certain negative covenants requiring lender consent. Additionally, HTGC shall have the right to participate in a future financing of up to $1,000 under the same terms and conditions and pricing afforded to other participants in that future financing.
In connection with the February 2016 HTGC loan, HTGC also has the right to purchase 104,348 shares of Series C preferred stock at $2.30 per share under the terms of a warrant agreement with the Company. The preferred stock warrant liability was recorded at fair value at the date of issuance of February 17, 2016 in the amount of $134 and recorded as a reduction in the carrying amount of long-term debt on the Company’s balance sheet. This discount of $134 will be amortized to interest expense through the loan maturity date of September 1, 2019 using the effective interest method. The Company will estimate the fair value of the preferred stock warrant liability at the end of each reporting period using the Black-Scholes model and will record any changes in fair value to other income (expense), net on the Company’s statement of operations. At December 31, 2016 the carrying value of long-term debt is $5,667 and the fair value of the preferred stock warrant liability is $201. See Note 9, Fair Value Measurements, for more information on the fair value of the preferred stock warrant liability.
At December 31, 2016, the principal maturities of the long-term debt were as follows:

December 31, 2016
2017	$1,213
2018	2,623
2019	2,164
Principal balance outstanding	6,000
less: unamortized discount	(298)
less: unamortized debt issuance costs	(35)
Long-term debt	5,667
Current portion	1,213
Noncurrent portion	4,454

The Company paid interest on debt of $478 during the year ended December 31, 2016.